EMPLOYEE AND DIRECTOR BENEFIT PLANS (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Shares Available for Future Grants, At December 31, 2011	285,942
Shares Available for Future Grants, Options authorized	0
Shares Available for Future Grants, Options granted/vested	(5,750)
Shares Available for Future Grants, Options exercised	0
Shares Available for Future Grants, Options forfeited	64,147
Shares Available for Future Grants, At December 31, 2012	344,339
Number Of Options Outstanding, At December 31, 2011	422,739
Number Of Options, Granted/vested	5,750
Number Of Options, Exercised	0
Number Of Options, Forfeited	(64,147)
Number Of Options Outstanding, At December 31, 2012	364,342
Outstanding Options, Weighted Average Exercise Price, At December 31, 2011	$ 8.58
Outstanding Options, Weighted Average Exercise Price, Options granted/vested	$ 4.77
Outstanding Options, Weighted Average Exercise Price, Options exercised	$ 0
Outstanding Options, Weighted Average Exercise Price, Options forfeited	$ 8.48
Outstanding Options, Weighted Average Exercise Price, At December 31, 2012	$ 8.53
Exercisable Options, Number Outstanding, At December 31, 2011	359,123
Exercisable Options, Number Outstanding, Options granted/vested	18,204
Exercisable Options, Number Outstanding, Options forfeited	(49,566)
Exercisable Options, Number Outstanding, At December 31, 2012	327,761
Exercisable Options, Weighted Average Exercise Price, At December 31, 2011	$ 9.04
Exercisable Options, Weighted Average Exercise Price, Options granted/vested	$ 7.28
Exercisable Options, Weighted Average Exercise Price, Options forfeited	$ (10.54)
Exercisable Options, Weighted Average Exercise Price, At December 31, 2012	$ 8.90